INVESTMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments [Abstract]
Schedule of fair value of the warrants [Table Text Block]
	Warrants CAD 0.30 exercise price	Warrants CAD 1.00 exercise price
Share price	$0.21	$0.21
Exercise price	$0.22	$0.74
Volatility	100%	100%
Risk-free interest rate	4.1%	4.1%
Dividend yield	0.0%	0.0%
Expected term in years	0.1	0.1
Fair value	$0.02	$0.00
Quantity owned	1,666,667	333,333
Fair value	$34,000	$-

Schedule of investments activity [Table Text Block]
	Investee common shares	Warrants CAD 0.30 exercise price	Warrants CAD 1.00 exercise price	Total
Financial asset hierarchy level	Level 3	Level 3	Level 3
Balance at December 31, 2022	$730	$34	$-	$764
Loss on changes in fair value	(530)	(34)	-	(564)
Balance at June 30, 2023	$200	$-	$-	$200

	Investee common shares	Warrants CAD 0.30 exercise price	Warrants CAD 1.00 exercise price	Total
Financial asset hierarchy level	Level 3	Level 3	Level 3
Thousands of United States dollars	$	$	$	$
Balance at January 1, 2021	-	-	-	-
Purchases	2,430	2,507	-	4,937
Exercise warrants	496	(418)	101	179
Impairment	(939)	-	-	(939)
Loss on changes in fair value	-	(1,464)	(43)	(1,507)
Balance at December 31, 2021	1,987	625	58	2,670
Impairment	(1,257)	-	-	(1,257)
Loss on changes in fair value	-	(591)	(58)	(649)
Balance at December 31, 2022	730	34	-	764